Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents

6	Cash and cash equivalents

	2021	2020

Cash and bank deposits	88,487	57,729
Cash equivalents	660,075	987,313
	748,562	1,045,042

Cash equivalents correspond mainly to financial investments in Bank Certificates of Deposit (“CDB”) with highly rated financial institutions and investments funds managed by highly rated financial institutions. As of December 31, 2021, the average interest on these investments are equivalent to 100.38% of the Interbank Certificates of Deposit (“CDI”) (December 31, 2020: 90.95%). These funds are available for immediate use and have insignificant risk of changes in value. Cash equivalents denominated in U.S. dollars totaled R$23,228 as of December 31, 2021 (December 31, 2020: R$70,523).